Derivative Liabilities	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]
Note 8   Derivative Liabilities

The Company recognized that the conversion feature embedded within its convertible debts is a financial derivative. The Generally Accepted Accounting Principles (GAAP) required that the Company’s embedded conversion option be accounted for at fair value. The following schedule shows the change in fair value of the derivative liabilities by September 30, 2016:

Description	Amount
Derivative liabilities - December 31, 2015	$-0-
Add fair value at the commitment date for convertible notes issued during the current year	743,467
Fair value mark to market adjustment for derivatives from the first quarter	(344,451)
Reduce fair value due to conversions	(23,141)
Derivative liabilities - September 30, 2016	375,875
Less: current portion	332,517
Long-term derivative liabilities	$43,358

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the notes. The Company recorded derivative interest expenses for the nine months ended September 30, 2016 of $227,726 after adjustments mentioned above and the total derivative discount liability of $485,000.  The actual interest accrual on the convertible notes for the quarter ended September 30 2016 was $$4,670.

The Company recorded as a liability the amount of $743,467 and the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note. The Company recorded change in fair value of derivative liabilities as an expense associated with financing for the three and nine month periods ended September 30, 2016 of $346,040 and $(213,169), respectively.

Derivative liabilities incurred during the period ended September 30, 2016 were valued based upon the following assumptions and key inputs:

	Commitment	Re-measurement
Assumption	Date	Date
Expected dividends:	0%	0%
Expected volatility:	679%-783%	264%-660%
Expected term (years):	1-2 years	0.34-1.72 years
Risk free interest rate:	0.51%-0.87%	0.29%-0.73%